Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	First Trust Variable Insurance Trust
Entity Central Index Key	0001537395
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000111397 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust/Dow Jones Dividend & Income Allocation Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust/Dow Jones Dividend & Income Allocation Portfolio (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/VA/FTDJDI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/VA/FTDJDI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	$60	1.18%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.18%	[1]
Net Assets	$ 733,469,999
Holdings Count | Holding	436
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$733,469,999
Total number of portfolio holdings	436
Portfolio turnover rate	45%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and total investments, respectively, of the Fund.
Fund Allocation
Common Stocks	51.6%
Corporate Bonds and Notes	41.8%
Foreign Corporate Bonds and Notes	5.5%
Money Market Funds	0.6%
U.S. Government Bonds and Notes	0.1%
Net Other Assets and Liabilities	0.4%
Sector Allocation

C000138651 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Multi Income Allocation Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Multi Income Allocation Portfolio (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/VA/FTMII. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/VA/FTMII
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi Income Allocation Portfolio - Class I	$42(1)	0.82%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.

Expenses Paid, Amount	$ 42	[2]
Expense Ratio, Percent	0.82%	[2],[3]
Net Assets	$ 17,237,601
Holdings Count | Holding	178
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$17,237,601
Total number of portfolio holdings	178
Portfolio turnover rate	19%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
First Trust Senior Loan Fund	12.5%
First Trust Preferred Securities and Income ETF	8.7%
First Trust Tactical High Yield ETF	8.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	6.7%
First Trust Intermediate Government Opportunities ETF	3.6%
iShares 7-10 Year Treasury Bond ETF	2.2%
First Trust Limited Duration Investment Grade Corporate ETF	2.1%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.51%	1.8%
iShares MBS ETF	1.1%
Enterprise Products Partners, L.P.	1.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
First Trust Senior Loan Fund	12.5%
First Trust Preferred Securities and Income ETF	8.7%
First Trust Tactical High Yield ETF	8.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	6.7%
First Trust Intermediate Government Opportunities ETF	3.6%
iShares 7-10 Year Treasury Bond ETF	2.2%
First Trust Limited Duration Investment Grade Corporate ETF	2.1%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.51%	1.8%
iShares MBS ETF	1.1%
Enterprise Products Partners, L.P.	1.0%

C000160832 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Dorsey WrightTactical Core Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Dorsey Wright Tactical Core Portfolio (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/VA/FTDWTCI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/VA/FTDWTCI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dorsey Wright Tactical Core Portfolio - Class I	$37(1)	0.70%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.

Expenses Paid, Amount	$ 37	[4]
Expense Ratio, Percent	0.70%	[4],[5]
Net Assets	$ 60,408,037
Holdings Count | Holding	21
Investment Company Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$60,408,037
Total number of portfolio holdings	21
Portfolio turnover rate	95%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
First Trust Nasdaq Semiconductor ETF	11.2%
First Trust Large Cap Growth AlphaDEX® Fund	8.0%
First Trust Large Cap Core AlphaDEX® Fund	7.5%
First Trust Mid Cap Growth AlphaDEX® Fund	7.3%
First Trust NYSE® Arca® Biotechnology Index Fund	7.0%
First Trust Emerging Markets AlphaDEX® Fund	6.1%
First Trust Developed Markets ex-US AlphaDEX® Fund	6.1%
First Trust Nasdaq Transportation ETF	6.1%
iShares Core U.S. Aggregate Bond ETF	5.4%
First Trust NASDAQ-100-Technology Sector Index Fund	5.1%

Largest Holdings [Text Block]
Top Ten Holdings
First Trust Nasdaq Semiconductor ETF	11.2%
First Trust Large Cap Growth AlphaDEX® Fund	8.0%
First Trust Large Cap Core AlphaDEX® Fund	7.5%
First Trust Mid Cap Growth AlphaDEX® Fund	7.3%
First Trust NYSE® Arca® Biotechnology Index Fund	7.0%
First Trust Emerging Markets AlphaDEX® Fund	6.1%
First Trust Developed Markets ex-US AlphaDEX® Fund	6.1%
First Trust Nasdaq Transportation ETF	6.1%
iShares Core U.S. Aggregate Bond ETF	5.4%
First Trust NASDAQ-100-Technology Sector Index Fund	5.1%

C000218786 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Capital Strength® Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Capital Strength® Portfolio (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/VA/FTACSI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/VA/FTACSI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Capital Strength® Portfolio - Class I	$55	1.10%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%	[6]
Net Assets	$ 202,342,529
Holdings Count | Holding	52
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$202,342,529
Total number of portfolio holdings	52
Portfolio turnover rate	49%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Cisco Systems, Inc.	2.7%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.51%	2.7%
Monster Beverage Corp.	2.5%
T. Rowe Price Group, Inc.	2.3%
Automatic Data Processing, Inc.	2.2%
Cincinnati Financial Corp.	2.2%
Agilent Technologies, Inc.	2.1%
Johnson & Johnson	2.1%
Union Pacific Corp.	2.1%
Visa, Inc., Class A	2.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Cisco Systems, Inc.	2.7%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.51%	2.7%
Monster Beverage Corp.	2.5%
T. Rowe Price Group, Inc.	2.3%
Automatic Data Processing, Inc.	2.2%
Cincinnati Financial Corp.	2.2%
Agilent Technologies, Inc.	2.1%
Johnson & Johnson	2.1%
Union Pacific Corp.	2.1%
Visa, Inc., Class A	2.1%

C000218789 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust International Developed Capital Strength® Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust International Developed Capital Strength® Portfolio (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/VA/FTAIDCSI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/VA/FTAIDCSI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust International Developed Capital Strength® Portfolio - Class I	$61	1.20%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.20%	[7]
Net Assets	$ 41,320,936
Holdings Count | Holding	52
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$41,320,936
Total number of portfolio holdings	52
Portfolio turnover rate	40%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.51%	3.0%
Great-West Lifeco, Inc.	2.4%
Poste Italiane S.p.A.	2.4%
Aristocrat Leisure Ltd.	2.3%
Royal Bank of Canada	2.2%
Toronto-Dominion Bank (The)	2.2%
Compass Group PLC	2.2%
DBS Group Holdings Ltd.	2.2%
ABB Ltd.	2.2%
Givaudan S.A.	2.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.51%	3.0%
Great-West Lifeco, Inc.	2.4%
Poste Italiane S.p.A.	2.4%
Aristocrat Leisure Ltd.	2.3%
Royal Bank of Canada	2.2%
Toronto-Dominion Bank (The)	2.2%
Compass Group PLC	2.2%
DBS Group Holdings Ltd.	2.2%
ABB Ltd.	2.2%
Givaudan S.A.	2.1%

C000241974 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Growth StrengthTM Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Growth StrengthTM Portfolio (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/VA/FTGSTI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/VA/FTGSTI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Growth StrengthTM Portfolio - Class I	$61	1.20%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.20%	[8]
Net Assets	$ 43,120,723
Holdings Count | Holding	51
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$43,120,723
Total number of portfolio holdings	51
Portfolio turnover rate	57%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Palo Alto Networks, Inc.	4.0%
Fortinet, Inc.	3.7%
Eli Lilly & Co.	2.5%
Neurocrine Biosciences, Inc.	2.5%
Monster Beverage Corp.	2.4%
Cadence Design Systems, Inc.	2.3%
Amphenol Corp., Class A	2.3%
Incyte Corp.	2.3%
Cummins, Inc.	2.2%
Cincinnati Financial Corp.	2.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Palo Alto Networks, Inc.	4.0%
Fortinet, Inc.	3.7%
Eli Lilly & Co.	2.5%
Neurocrine Biosciences, Inc.	2.5%
Monster Beverage Corp.	2.4%
Cadence Design Systems, Inc.	2.3%
Amphenol Corp., Class A	2.3%
Incyte Corp.	2.3%
Cummins, Inc.	2.2%
Cincinnati Financial Corp.	2.2%

C000241976 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Capital Strength® Hedged Equity Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Capital Strength® Hedged Equity Portfolio (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/VA/FTCSHI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/VA/FTCSHI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Capital Strength® Hedged Equity Portfolio - Class I	$62	1.25%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.25%	[9]
Net Assets	$ 17,305,614
Holdings Count | Holding	58
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$17,305,614
Total number of portfolio holdings	58
Portfolio turnover rate	52%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and total investments, respectively, of the Fund.
Fund Allocation
Common Stocks	101.3%
Money Market Funds	0.2%
Put Options Purchased	0.1%
Call Options Written	(2.2)%
Put Options Written	(0.0)%
Net Other Assets and Liabilities	0.6%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.

[1]	Annualized.
[2]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[3]	Annualized.
[4]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.